CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 433,423	$ 2,183,030	$ 1,729,344
Grants and accounts receivable, net of allowance for doubtful accounts	561,964	453,017	51,779
Short-term investments	7,346,994
Inventories	387,075	245,608	682,372
Prepaid expenses and other current assets	225,004	605,312	476,093
Total current assets	8,954,460	3,486,967	2,939,588
Property and equipment - net	191,127	144,393	145,600
Other assets	481,017	414,375	254,220
Total long-term assets	672,144	558,768	399,820
Total Assets	9,626,604	4,045,735	3,339,408
Current Liabilities:
Accounts payable	446,167	786,517	800,670
Accrued expenses and other current liabilities	445,110	361,700	349,841
Deferred revenue	3,333	272,359
Warrant liability	654,840
Current portion of convertible notes payable, net of debt discount		1,644,356	926,225
Total current liabilities	1,549,450	3,064,932	2,076,736
Total liabilities	1,549,450	3,064,932	2,076,736
Redeemable Series B Convertible Preferred Stock	18,874,241	15,246,350	12,887,817
Stockholders' Equity/ (Deficit):
10% Series A Convertible Preferred Stock	1,895	1,760	1,594
Common Stock	322,775	251,320	214,968
Additional paid-in capital	102,713,676	91,343,135	86,903,415
Accumulated other comprehensive income (loss)	67,196	(55,987)	(12,662)
Deficit accumulated during the development stage	(113,902,629)	(105,805,775)	(98,732,460)
Total stockholders' equity (deficiency)	(10,797,087)	(14,265,547)	(11,625,145)
Total Liabilities and Stockholders' Equity (Deficiency)	$ 9,626,604	$ 4,045,735	$ 3,339,408